Acquisitions - Frutarom Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Oct. 04, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 5,497,596		$ 5,378,388		$ 1,156,288	$ 1,000,123
Frutarom Industries Ltd. [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired				100.00%
Identifiable intangible assets		$ 2,668,300		$ 2,690,000
Other assets		412,111		353,710
Redeemable noncontrolling interest		(102,902)		(97,510)
Goodwill		4,273,957		$ 4,243,079
Restatement Adjustment [Member] | Frutarom Industries Ltd. [Member]
Business Acquisition [Line Items]
Inventory		19,000
Current assets assumed		(7,400)
Identifiable intangible assets		(21,700)
Other assets		58,401
Equity method investment		10,400
Earn out payable		1,500
Deferred tax liabilities		14,400
Uncertain tax position		18,900
Environmental remediation liabilities		5,000
Redeemable noncontrolling interest		(5,392)
Goodwill		$ 30,878